Segment Information	12 Months Ended
Dec. 31, 2020
Segment Reporting [Abstract]
Segment Information	Segment Information
The Company reports its results of operations through the following three segments, each of which represents a reportable segment as follows:
Carlisle Construction Materials (“CCM”)—this segment produces a complete range of building envelope products for commercial, industrial and residential buildings, including single-ply roofing, rigid foam insulations, spray polyurethane foam technologies, architectural metal, heating, ventilation and air conditioning ("HVAC") hardware and sealants, below-grade waterproofing, and air and vapor barrier systems focused on the weatherproofing and thermal performance of the building envelope.
Carlisle Interconnect Technologies (“CIT”)—this segment produces high-performance wire and cable, including optical fiber, for the commercial aerospace, military and defense electronics, medical device, industrial, and test and measurement markets. CIT's product portfolio also includes sensors, connectors, contacts, cable assemblies, complex harnesses, racks, trays, and installation kits, in addition to engineering and certification services.
Carlisle Fluid Technologies (“CFT”)—this segment produces highly engineered liquid, powder, sealants and adhesives finishing equipment and integrated system solutions for spraying, pumping, mixing, metering and curing of a variety of coatings used in the automotive manufacture, general industrial, protective coating, wood, specialty and automotive refinishing markets.
Summary financial information by reportable segment follows:

(in millions)	Revenues	Operating Income (Loss)	Assets	Depreciation and Amortization	Capital Expenditures
2020
Carlisle Construction Materials	$2,995.6	$581.6	$2,045.3	$98.0	$52.0
Carlisle Interconnect Technologies	731.6	(2.1)	1,740.9	77.5	14.5
Carlisle Fluid Technologies	242.7	5.3	679.6	23.4	4.7
Segment Total	3,969.9	584.8	4,465.8	198.9	71.2
Corporate and unallocated(1)	—	(97.0)	981.0	3.8	14.1
Discontinued operations	—	—	419.6	21.5	10.2
Total	$3,969.9	$487.8	$5,866.4	$224.2	$95.5
2019
Carlisle Construction Materials	$3,233.3	$576.0	$2,097.8	$93.9	$30.1
Carlisle Interconnect Technologies	972.9	131.6	1,880.4	63.0	23.6
Carlisle Fluid Technologies	278.4	24.0	707.5	24.1	3.5
Segment Total	4,484.6	731.6	4,685.7	181.0	57.2
Corporate and unallocated(1)	—	(97.5)	371.3	2.7	12.6
Discontinued operations	—	—	439.0	21.7	19.1
Total	$4,484.6	$634.1	$5,496.0	$205.4	$88.9
2018
Carlisle Construction Materials	$2,880.3	$435.4	$1,870.7	$77.9	$50.0
Carlisle Interconnect Technologies	933.8	117.3	1,446.4	58.3	27.2
Carlisle Fluid Technologies	291.6	37.1	678.0	22.9	11.5
Segment Total	4,105.7	589.8	3,995.1	159.1	88.7
Corporate and unallocated(1)	—	(79.8)	811.5	2.9	1.5
Discontinued operations	—	—	442.6	28.6	30.5
Total	$4,105.7	$510.0	$5,249.2	$190.6	$120.7
(1)Corporate operating loss includes other unallocated costs, primarily general corporate expenses. Corporate assets consist primarily of cash and cash equivalents, deferred taxes and other invested assets.
Geographic Area Information
Long-lived assets, excluding deferred tax assets and intangible assets, by region follows:

(in millions)	December 31, 2020	December 31, 2019
United States	$485.5	$499.8
International:
Europe	105.9	98.4
Asia	31.5	32.8
Mexico	29.9	31.3
United Kingdom	22.9	23.1
Other	0.3	0.2
Total long-lived assets	$676.0	$685.6
A summary of revenues based on the country to which the product was delivered and reconciliation of disaggregated revenue by segment follows:

	2020
(in millions)	CCM	CIT	CFT	Total
United States	$2,677.5	$540.9	$109.4	$3,327.8
International:
Europe	201.4	65.3	46.3	313.0
Asia	17.8	69.9	74.9	162.6
Canada	77.7	3.4	5.2	86.3
Mexico	4.3	33.7	4.6	42.6
Middle East and Africa	11.7	15.0	1.6	28.3
Other	5.2	3.4	0.7	9.3
Total international	318.1	190.7	133.3	642.1
Total revenues	$2,995.6	$731.6	$242.7	$3,969.9

	2019
(in millions)	CCM	CIT	CFT	Total
United States	$2,895.5	$699.5	$124.1	$3,719.1
International:
Europe	204.2	71.7	54.8	330.7
Asia	19.7	107.9	87.9	215.5
Canada	89.7	5.5	6.2	101.4
Mexico	3.0	53.0	2.7	58.7
Middle East and Africa	13.1	23.0	1.9	38.0
Other	8.1	12.3	0.8	21.2
Total international	337.8	273.4	154.3	765.5
Total revenues	$3,233.3	$972.9	$278.4	$4,484.6

	2018
(in millions)	CCM	CIT	CFT	Total
United States	$2,552.6	$634.0	$116.9	$3,303.5
International:
Europe	186.2	89.7	58.6	334.5
Asia	16.4	114.0	100.1	230.5
Canada	97.9	4.8	6.5	109.2
Mexico	4.1	48.2	5.4	57.7
Middle East and Africa	15.2	27.7	2.5	45.4
Other	7.9	15.4	1.6	24.9
Total international	327.7	299.8	174.7	802.2
Total revenues	$2,880.3	$933.8	$291.6	$4,105.7
Customer Information
Revenues from Beacon Roofing Supply, Inc. accounted for approximately 12.0%, 11.8% and 12.9% of the Company’s consolidated revenues during the years ended December 31, 2020, 2019 and 2018, respectively. Additionally, revenues from ABC Supply Co. accounted for approximately 12.2%, 11.2% and 10.0% of the Company's consolidated revenues during the years ended December 31, 2020, 2019 and 2018, respectively. Sales to both of these customers originate in the CCM segment. No other customers accounted for 10.0% or more of the Company’s total revenues for the years ended December 31, 2020, 2019 and 2018.